UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:    September 30, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     WoodTrust Asset Management, N.A.
Address:  181 2nd Street South
          P.O. Box 8000
          Wisconsin Rapids, WI 54495-8000

Form 13F File No:   28-10000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Linda L. Bender
Title:         Vice President/Personal Trust Officer
Phone:         (715) 422-0210
Signature, Place, and Date of Signing:


/s/ Linda L. Bender  Wisconsin Rapids, Wisconsin October 18, 2002
-------------------  --------------------------- ----------------
     (Signature)              (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None





                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            45

Form 13F Information Table Value Total:       $73,977
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE







                              WOODTRUST ASSET MANAGEMENT, N.A.
                                 FORM 13F INFORMATION TABLE
                                     September 30, 2002


                                                                                       Voting Authority
                             Title
                               of             Value    Shares/  Sh/ Put/ Invst  Otr
Name of Issuer               Class   CUSIP   (x$1000)  Prn Amt  Prn Call Dsctn Mgrs    Sole   Shared None
--------------               -----  ------   -------   -------  --- ---- ----- ----   -----    ----  ----
ALBERTSONS INC                COM   13104104      915    37,870 SH       Sole          37,179    691    0
ALBERTSONS INC                COM   13104104       60     2,500 SH       Other          2,500      0    0
AMGEN INC                     COM   31162100    1,190    28,547 SH       Sole          28,278    269    0
ANHEUSER BUSCH COS INC        COM   35229103      767    15,165 SH       Sole          14,889    276    0
ASSOCIATED BANC CORP          COM   45487105      430    13,549 SH       Sole          13,549      0    0
BAXTER INTERNATIONAL INC      COM   71813109      950    31,109 SH       Sole          30,675    434    0
BAXTER INTERNATIONAL INC      COM   71813109       31     1,000 SH       Other          1,000      0    0
BERKSHIRE HATHAWAY INC        COM   84670207    2,544     1,032 SH       Sole           1,017     15    0
BERKSHIRE HATHAWAY INC        COM   84670207       99        40 SH       Other             40      0    0
BRISTOL MYERS SQUIBB CO       COM  110122108      329    13,804 SH       Sole          13,804      0    0
CISCO SYSTEMS INC             COM  17275R102      181    17,292 SH       Sole          17,292      0    0
CITIGROUP INC                 COM  172967101      622    20,976 SH       Sole          20,721    255    0
COCA COLA CO                  COM  191216100      388     8,092 SH       Sole           8,092      0    0
COCA COLA CO                  COM  191216100      214     4,465 SH       Other          4,465      0    0
COLGATE PALMOLIVE             COM  194162103      784    14,538 SH       Sole          14,268    270    0
DELL COMPUTER CORP            COM  247025109      600    25,511 SH       Sole          25,073    438    0
DELL COMPUTER CORP            COM  247025109       24     1,000 SH       Other          1,000      0    0
EASTMAN KODAK COMPANY         COM  277461109      688    25,272 SH       Sole          24,814    458    0
EMC CORP/MASS                 COM  268648102       71    15,567 SH       Sole          15,567      0    0
EMC CORP/MASS                 COM  268648102        0        50 SH       Other             50      0    0
EXXON MOBIL CORP              COM  30231G102    1,735    54,381 SH       Sole          53,851    530    0
EXXON MOBIL CORP              COM  30231G102       87     2,740 SH       Other          2,740      0    0
FEDERAL NATIONAL MORTGAGE     COM  313586109    1,212    20,361 SH       Sole          19,999    362    0
GENERAL ELECTRIC CORP         COM  369604103    2,585   104,857 SH       Sole         103,692  1,165    0
GENERAL ELECTRIC CORP         COM  369604103       92     3,719 SH       Other          3,719      0    0
HEINZ H J CO                  COM  423074103      232     6,945 SH       Sole           6,945      0    0
HOME DEPOT INC                COM  437076102    1,191    45,626 SH       Sole          45,070    556    0
ILLINOIS TOOL WORKS           COM  452308109      204     3,500 SH       Sole           3,500      0    0
INTEL CORP                    COM  458140100    1,110    79,880 SH       Sole          78,825  1,055    0
INTEL CORP                    COM  458140100       98     7,090 SH       Other          7,090      0    0
INT'L BUSINESS MACHINES CORP  COM  459200101      604    10,354 SH       Sole          10,190    164    0
JOHNSON & JOHNSON             COM  478160104    1,327    24,533 SH       Sole          24,283    250    0
KIMBERLY-CLARK CORP           COM  494368103      395     6,967 SH       Sole           6,967      0    0
MARSHALL & ILSLEY CORP        COM  571834100    1,201    43,074 SH       Sole          43,074      0    0
MARSHALL & ILSLEY CORP        COM  571834100      147     5,280 SH       Other          5,280      0    0
MEDTRONIC INC                 COM  585055106      843    20,008 SH       Sole          19,693    315    0
MERCK & CO INC                COM  589331107      380     8,316 SH       Sole           8,316      0    0
MERCK & CO INC                COM  589331107      120     2,635 SH       Other          2,635      0    0
MGIC INVESTMENT CORP          COM  552848103      680    16,644 SH       Sole          16,337    307    0
MICROSOFT CORP                COM  594918104      949    21,691 SH       Sole          21,435    256    0
MICROSOFT CORP                COM  594918104       71     1,632 SH       Other          1,632      0    0
NORTHERN TRUST                COM  665859104      611    16,194 SH       Sole          15,896    298    0
PEPSICO INC                   COM  713448108    1,522    41,188 SH       Sole          40,643    545    0
PFIZER INC                    COM  717081103    1,534    52,876 SH       Sole          52,295    581    0
PHILIP MORRIS COMPANIES INC   COM  718154107      610    15,731 SH       Sole          15,476    255    0
PHILIP MORRIS COMPANIES INC   COM  718154107       58     1,500 SH       Other          1,500      0    0
RENAISSANCE LEARNING INC      COM  75968L105   29,787 2,096,171 SH       Sole       2,093,682  2,489    0
RENAISSANCE LEARNING INC      COM  75968L105       43     3,000 SH       Other          3,000      0    0
SEI INVESTMENTS COMPANY       COM  784117103      608    25,463 SH       Sole          24,991    472    0
TEXAS INSTRUMENTS             COM  882508104      540    36,569 SH       Sole          35,991    578    0
UNITEDHEALTH GROUP INC        COM  91324P102    1,093    12,528 SH       Sole          12,309    219    0
WALGREEN COMPANY              COM  931422109      705    22,911 SH       Sole          22,553    358    0
WALMART STORES INC            COM  931142103    1,186    24,087 SH       Sole          23,717    370    0
WASHINGTON MUT INC            COM  939322103      989    31,425 SH       Sole          30,866    559    0
WASTE MGMT INC DEL            COM  94106L109    1,910    81,896 SH       Sole          80,658  1,238    0
WELLS FARGO & CO              COM  949746101    1,919    39,840 SH       Sole          39,293    547    0
WELLS FARGO & CO              COM  949746101       72     1,500 SH       Other          1,500      0    0
WRIGLEY CO COM                COM  982526105      670    13,544 SH       Sole          13,298    246    0
NOKIA CORP SPNSD ADR          COM  654902204      871    65,763 SH       Sole          64,654  1,109    0
STORA ENSO CORPORATION        COM  86210M106    3,099   322,173 SH       Sole         320,407  1,766    0

REPORT SUMMARY                 45              73,977 3,671,971                     3,652,275 19,696    0